CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue	$ 186,195	$ 128,835
Costs and Expenses:
Operating Expenses	113,954	97,320
Depreciation and Amortization	34,938	37,242
General and Administrative	19,116	17,145
Costs and Expenses, Total	168,008	151,707
Operating Income (Loss)	18,187	(22,872)
Other Income (Expense):
Interest Expense	(17,095)	(18,042)
Other, Net	196	1,009
Income (Loss) Before Income Taxes	1,288	(39,905)
Income Tax Benefit	39,010	6,069
Income (Loss) from Continuing Operations	40,298	(33,836)
Loss from Discontinued Operations, Net of Taxes	(5,136)	(4,506)
Net Income (Loss)	$ 35,162	$ (38,342)
Earnings Per Share, Basic
Income (Loss) from Continuing Operations, Per Basic Share (in dollars per share)	$ 0.25	$ (0.24)
Loss from Discontinued Operations, Net of Tax, Per Basic Share (in dollars per share)	$ (0.03)	$ (0.04)
Basic (in dollars per share)	$ 0.22	$ (0.28)
Earnings Per Share, Diluted
Income (Loss) from Continuing Operations, Per Diluted Share (in dollars per share)	$ 0.25	$ (0.24)
Loss from Discontinued Operations, Net of Tax, Per Diluted Share (in dollars per share)	$ (0.03)	$ (0.04)
Diluted (in dollars per share)	$ 0.22	$ (0.28)
Weighted Average Shares Outstanding:
Basic (in shares)	158,931	139,208
Diluted (in shares)	161,125	139,208